Separation of Kyndryl (Details) $ in Millions		3 Months Ended	12 Months Ended
	Nov. 03, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Discontinued Operations
Net cash flow from dividend distribution			$ 879
Kyndryl Holdings, Inc
Discontinued Operations
Kyndryl stock distributed to IBM stockholders	80.10%
Share conversion ratio	0.2
Period in which shares are intended to be disposed of after separation	12 months
Aggregate amount of debt issued		$ 2,900	$ 2,900
Net cash flow from dividend distribution	$ 879
Upgraded hardware period			2 years
Kyndryl Holdings, Inc | Maximum
Discontinued Operations
Transition services period			2 years
Kyndryl Holdings, Inc | Accrued expenses and other liabilities
Discontinued Operations
Estimated obligation		265	$ 265
Kyndryl Holdings, Inc | Senior unsecured fixed rate notes
Discontinued Operations
Aggregate amount of debt issued		2,400	2,400
Kyndryl Holdings, Inc | Variable-rate term loan
Discontinued Operations
Aggregate amount of debt issued		$ 500	500
Term of debt instrument		3 years
Kyndryl Holdings, Inc
Discontinued Operations
Kyndryl stock distributed to IBM stockholders	80.10%
Ownership interest by stockholders (in percent)	19.90%
Share conversion ratio	0.2
Managed infrastructure services unit | Disposed by separation
Discontinued Operations
Separation costs			$ 1,042	$ 21	$ 0